Fair Value Measurement	12 Months Ended
Dec. 31, 2020
Fair Value Disclosures [Abstract]
Fair Value Measurement
9.	FAIR VALUE MEASUREMENT

Measured at fair value on a recurring basis

The Group measured warrant liabilities at fair value as of December 31, 2019.

		Fair Value Measurement at Reporting Date Using
Description	Fair value as of December 31, 2019	Quoted Prices in Active Market for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)
	RMB	RMB	RMB	RMB

Warrant liabilities	1,848	-	-	1,848
Total	1,848	-	-	1,848

The warrants were exercised upon the completion of the IPO in December 2020.